Inventory (Details) - Schedule of Inventory - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of [inventory]
Finished goods and work in progress		£ 232,565	£ 364,585
Gross inventory		235,245	369,532
Inventory provision		(2,680)	(4,947)
Inventory	£ 130,119	£ 232,565	£ 364,585